NOTE 3: SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of voluntary change in accounting policy [abstract]
Schedule of estimated useful life
Building	15 years
Equipment	3 years
Furniture	5 years
Computer software and equipment	3 years
Office furniture and equipment	3 years
Patient records	5 years
Trademarks	5 years
Domain names	5 years
Management software	5 years